Standish, Ayer & Wood Investment Trust
                         International Fixed Income Fund

                          Financial Statements for the
                         Six Months Ended June 30, 1998
                                   (Unaudited)

                                     [LOGO]

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $1,323,202,762)                                  $ 1,291,448,589
   Foreign currency, at value (cost, $4,788,968)                                                           4,863,489
   Interest and dividends receivable                                                                      33,208,693
   Receivable for Fund shares sold                                                                           122,504
   Receivable for investments sold                                                                        14,624,996
   Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                        57,344,781
   Receivable for variation margin on open financial futures contracts (Note 6)                               49,875
   Tax reclaim receivable                                                                                     28,609
   Prepaid expenses                                                                                           13,530
                                                                                                     ---------------
       Total assets                                                                                    1,401,705,066

Liabilities
   Payable for investments purchased                                                 $30,160,924
   Distribution payable                                                                3,869,015
   Payable for Fund shares redeemed                                                        9,170
   Unrealized depreciation on forward foreign currency exchange contracts
      (Note 6)                                                                        15,774,327
   Options written, at value (premiums received, $4,186,374) (Note 6)                  2,826,417
   Accrued trustees' fees and expenses (Note 2)                                            8,737
   Accrued accounting, custody and transfer agent fees                                   173,499
   Accrued expenses and other liabilities                                                 52,135
                                                                                     -----------
       Total liabilities                                                                                  52,874,224
                                                                                                     ---------------
Net Assets                                                                                           $ 1,348,830,842
                                                                                                     ===============
Net Assets consist of:
   Paid-in capital                                                                                   $ 1,309,950,558
   Undistributed net investment income                                                                    10,273,912
   Accumulated net realized gain                                                                          18,242,268
   Net unrealized appreciation                                                                            10,364,104
                                                                                                     ---------------
Total Net Assets                                                                                     $ 1,348,830,842
                                                                                                     ===============
Shares of beneficial interest outstanding                                                                 58,259,625
                                                                                                     ===============
Net Asset Value, offering price and redemption price per share
   (Net Assets/Shares outstanding)                                                                   $         23.15
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest income (net of foreign withholding taxes of $32,441)                                        $ 43,250,550
   Miscellaneous income                                                                                      331,980
                                                                                                        ------------
       Total investment income                                                                            43,582,530

Expenses
   Investment advisory fee (Note 2)                                                    $  2,612,714
   Accounting, custody and transfer agent fees                                              508,338
   Registration fees                                                                        103,973
   Audit services                                                                            31,099
   Legal fees                                                                                24,770
   Trustees' fees and expenses (Note 2)                                                      18,373
   Insurance expense                                                                         11,188
   Miscellaneous                                                                             22,315
                                                                                       ------------
       Total expenses                                                                                      3,332,770
                                                                                                        ------------
          Net investment income                                                                           40,249,760
                                                                                                        ------------
Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions                                                 (13,911,179)
       Financial futures contracts                                                          501,872
       Written option transactions                                                          280,733
       Foreign currency transactions and forward foreign currency exchange
       contracts                                                                         31,924,719
                                                                                       ------------
          Net realized gain                                                                               18,796,145

   Change in unrealized appreciation (depreciation)
       Investment securities                                                             (3,840,064)
       Financial futures contracts                                                          (67,612)
       Written option transactions                                                          784,579
       Foreign currency and forward foreign currency exchange contracts                    (746,742)
                                                                                       ------------
          Net change in unrealized appreciation (depreciation)                                            (3,869,839)
                                                                                                        ------------
       Net realized and unrealized gain                                                                   14,926,306
                                                                                                        ------------
Net Increase in Net Assets from Operations                                                              $ 55,176,066
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                Six Months Ended        Year Ended
                                                                                  June 30, 1998        December 31,
                                                                                   (Unaudited)            1997
                                                                               -------------------    --------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                         $   40,249,760      $    63,973,699
   Net realized gain                                                                 18,796,145           74,075,302
   Change in unrealized appreciation (depreciation)                                  (3,869,839)         (25,008,757)
                                                                                 --------------      ---------------
   Net increase (decrease) in Net Assets from Investment Operations                  55,176,066          113,040,244
                                                                                 --------------      ---------------
Distributions to Shareholders
   From net investment income                                                       (28,419,237)        (133,232,541)
   From net realized gains on investments                                            (8,235,370)         (12,277,114)
                                                                                 --------------      ---------------
   Total distributions to shareholders                                              (36,654,607)        (145,509,655)
                                                                                 --------------      ---------------
Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                                                 303,770,989          390,048,325
   Value of shares issued to shareholders in
      payment of distributions declared                                              29,213,669          109,885,382
   Cost of shares redeemed                                                         (175,370,336)        (134,902,053)
                                                                                 --------------      ---------------
   Net increase in Net Assets from Fund share transactions                          157,614,322          365,031,654
                                                                                 --------------      ---------------
Total Increase in Net Assets                                                        176,135,781          332,562,243

Net Assets
   At beginning of period                                                         1,172,695,061          840,132,818
                                                                                 --------------      ---------------
   At end of period (including undistributed net investment income and distributions in excess of net investment income of $10,273,912 and
      $1,556,611, respectively)                                                  $1,348,830,842      $ 1,172,695,061
                                                                                 ==============      ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                       Six Months
                                         Ended                           Year Ended December 31,
                                     June 30, 1998   --------------------------------------------------------------
                                       (Unaudited)      1997 *      1996 *       1995         1994          1993
                                      ------------   -----------  ----------  ----------  -----------   -----------
Net Asset Value, Beginning of Period   $    22.81    $     23.25  $    23.21  $    21.30  $     24.22   $     21.20
                                       ----------    -----------  ----------  ----------  -----------   -----------

Investment Operations
   Net investment income                     0.71           1.54        1.72        1.96         1.71          2.03
   Net realized and unrealized gain
      (loss) on investments                  0.27           1.16        1.73        1.84        (3.93)         2.90
                                       ----------    -----------  ----------  ----------  -----------   -----------
Total from investment operations             0.98           2.70        3.45        3.80        (2.22)         4.93
                                       ----------    -----------  ----------  ----------  -----------   -----------

Less distributions to shareholders
   From net investment income               (0.50)         (2.86)      (2.64)      (1.89)       (0.20)        (1.53)
   In excess of net investment
      income                                   --             --          --          --           --         (0.12)
   From net realized gains on
      investments                           (0.14)         (0.28)      (0.77)         --           --         (0.26)
   From tax return of capital                  --             --          --          --        (0.50)           --
                                       ----------    -----------  ----------  ----------  -----------   -----------
Total distributions to shareholders         (0.64)         (3.14)      (3.41)      (1.89)       (0.70)        (1.91)
                                       ----------    -----------  ----------  ----------  -----------   -----------
Net Asset Value, End of Period         $    23.15    $     22.81  $    23.25  $    23.21  $     21.30   $     24.22
                                       ==========    ===========  ==========  ==========  ===========   ===========

Total Return                                 4.33%         11.86%      15.28%      18.13%       (9.22)%       23.77%

Ratios/Supplemental Data
   Expenses (to average daily net
      assets)                                0.51%+         0.53%       0.53%       0.51%        0.51%         0.51%
   Net investment income (to
      average daily net assets)              6.16%+         6.37%       7.17%       8.09%        7.69%         7.53%

   Portfolio Turnover                          86%           173%        226%        165%         158%           98%

   Net Assets, End of Period
      (000 omitted)                    $1,348,831    $ 1,172,695  $  840,133  $  803,537  $ 1,069,416   $ 1,131,201

*  Calculated based on average shares outstanding.
+  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                              Rate           Maturity              Value (a)     (Note 1A)
---------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 91.4%

Corporate -- 0.6%

Financial -- 0.6%
Conseco Finance Trust Cap. Notes                      8.700%        11/15/2026              6,825,000   $  7,710,066
                                                                                                        ------------
Total Corporate (Cost $7,670,497)                                                                          7,710,066
                                                                                                        ------------
Government/Other -- 84.6%

Argentina -- 0.7%
City of Buenos Aires                                 10.500%        05/28/2004              1,590,000      1,321,688
Cointel                                              10.375%        08/01/2004             10,000,000      8,175,000
                                                                                                        ------------
                                                                                                           9,496,688
                                                                                                        ------------
Australia -- 1.1%
Australian Government                                 9.000%        09/15/2004             19,360,000     14,179,594
                                                                                                        ------------
Denmark -- 6.0%
Denmark Nykredit                                      7.000%        10/01/2026             88,940,000     13,215,242
Denmark Realkredit                                    8.000%        10/01/2026             48,728,000      7,243,839
Denmark Realkredit                                    7.000%        10/01/2026             13,562,000      2,015,124
Kingdom of Denmark+                                   6.000%        12/10/1999             91,700,000     13,635,995
Kingdom of Denmark                                    8.000%        03/15/2006            200,000,000     34,731,078
Kingdom of Denmark+                                   8.000%        11/15/2001             63,525,000     10,217,663
                                                                                                        ------------
                                                                                                          81,058,941
                                                                                                        ------------
Finland -- 0.2%
Government of Finland                                10.000%        09/15/2001             15,000,000      3,182,335
                                                                                                        ------------
France -- 1.9%
France Oat ECU                                        5.250%        04/25/2008            150,000,000     25,502,919
                                                                                                        ------------
Germany -- 25.9%
Baden Wurttemburg+                                    6.200%        11/22/2013             16,000,000      9,469,847
Deutschland Republic+                                 7.375%        01/03/2005             28,780,000     18,339,291
Deutschland Republic                                  9.000%        01/22/2001             44,700,000     27,579,010
Deutschland Republic+                                 7.250%        10/21/2002             31,490,000     19,353,810
Deutschland Republic                                  6.750%        04/22/2003             21,500,000     13,072,428
Deutschland Republic+                                 6.500%        07/15/2003             31,525,000     19,023,106
Deutschland Republic                                  6.500%        10/14/2005             13,600,000      8,354,823
Deutschland Republic+                                 6.000%        01/04/2007             64,800,000     38,865,664
Die Bundrep Deutschland Dm1000+                       8.250%        09/20/2001             48,160,000     29,785,681
Exide Holding Corp.                                   9.125%        04/15/2004             10,000,000      5,558,628
Exide Holding Europe 144A                             9.125%        04/15/2004              2,900,000      1,612,002
Federal Republic of Germany+                          8.375%        05/21/2001             49,230,000     30,286,797
Federal Republic of Germany+                          8.000%        07/22/2002             27,225,000     17,072,846
Federal Republic of Germany+                          6.875%        05/12/2005             45,000,000     28,095,133

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                              Rate           Maturity              Value (a)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Fresenius Med Global                                  7.375%        02/01/2008             18,900,000   $ 10,610,343
German Unity Fund+                                    8.500%        02/20/2001             40,250,000     24,628,637
German Unity Fund+                                    8.000%        01/21/2002             17,500,000     10,838,772
Haus Limited                                          4.043%        05/01/2035              7,990,588      4,419,573
Texon International PLC                              10.000%        02/01/2008             17,100,000      9,481,610
Treuhandanstalt                                       7.500%        09/09/2004             29,500,000     18,837,251
United Mexican States+                               10.375%        01/29/2003              7,200,000      4,446,239
                                                                                                        ------------
                                                                                                         349,731,491
                                                                                                        ------------

Japan -- 16.7%
Austria Republic                                      4.500%        09/28/2005          1,170,000,000     10,193,023
Austria Republic                                      6.250%        10/16/2003            800,000,000      7,252,679
European Investment Bank                              4.625%        02/26/2003          1,894,000,000     15,839,173
Government of Finland+                                6.000%        01/29/2002            850,000,000      7,228,805
Government of Italy+                                  5.125%        07/29/2003          1,300,000,000     11,186,383
IBRD-Global Bond                                      4.750%        12/20/2004          2,890,000,000     25,240,029
Italy Euroyen Notes                                   3.750%        06/08/2005          3,225,000,000     26,747,475
Italy Euroyen Notes                                   5.000%        12/15/2004          1,450,000,000     12,765,549
Kingdom of Spain+                                     5.750%        03/23/2002          2,945,000,000     24,997,415
OKB                                                   4.300%        02/14/2001          1,400,000,000     11,021,083
Republic of Portugal                                  4.500%        03/15/2002          1,370,000,000     11,139,930
South Africa                                          3.350%        06/17/2004            625,600,000      4,596,014
Spanish Government                                    4.750%        03/14/2005          1,850,000,000     16,173,542
Spanish Kingdom Euryen                                3.100%        09/20/2006          1,410,000,000     11,360,935
World Bank                                            5.250%        03/20/2002          3,450,000,000     28,822,072
                                                                                                        ------------
                                                                                                         224,564,107
                                                                                                        ------------

Netherlands -- 1.1%
Netherlands Government                                9.000%        10/16/2000             26,000,000     14,077,433
                                                                                                        ------------

New Zealand -- 1.9%
Fernz Capital+                                        9.800%        04/15/2002             19,000,000     10,288,650
Fletcher Challenge                                   14.500%        09/30/2000              8,500,000      4,915,869
Fletcher Challenge                                   10.000%        04/30/2005              5,725,000      3,227,224
Fletcher Challenge                                   11.250%        12/15/2002             13,000,000      7,412,568
                                                                                                        ------------
                                                                                                          25,844,311
                                                                                                        ------------

Norway -- 1.2%
Norway Government                                     7.000%        05/31/2001             90,000,000     12,312,018
Vital Forsikring                                      7.850%        09/22/2003             25,600,000      3,592,900
                                                                                                        ------------
                                                                                                          15,904,918
                                                                                                        ------------

Philippines -- 0.8%
ING Barings NV                                        0.000%        02/12/1999             10,500,000     10,841,250
                                                                                                        ------------

South Africa -- 0.4%
Euro Bank Recon & Development                         0.000%        12/31/2015            200,000,000      2,985,075
IBRD-Global Bond                                      0.000%        12/31/2025            638,600,000      2,382,836
                                                                                                        ------------
                                                                                                           5,367,911
                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                              Rate           Maturity              Value (a)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Sweden -- 7.1%
Government of Sweden+                                 5.500%        04/12/2002             95,500,000  $  12,359,309
Kingdom of Sweden+                                   13.000%        06/15/2001            121,500,000     18,740,436
Kingdom of Sweden                                    10.250%        05/05/2003             75,000,000     11,632,555
Sweden Government Bond+                               6.500%        10/25/2006            304,500,000     42,133,487
Swedish Government                                    5.000%        01/15/2004             84,000,000     10,666,875
                                                                                                       -------------
                                                                                                          95,532,662
                                                                                                       -------------

United Kingdom -- 15.9%
Alliance and Leicester Building Society+              8.750%        12/07/2006              7,100,000     13,189,087
Bank of Greece+                                      10.750%        09/06/2010              4,550,000      9,747,086
Birmingham Midshires Building Society+                9.125%        01/05/2006              3,900,000      7,308,263
Capital Shopping Euro Notes                           6.875%        03/05/2013              5,600,000      9,154,737
CSW Investments+                                      8.875%        09/27/2006             13,070,000     24,023,567
Deutsche Bank                                         0.000%        02/28/2001                865,000      1,204,712
FNMA Global Bond                                      6.875%        06/07/2002              3,400,000      5,684,644
GTD Export Finance Corp.                              0.000%        09/29/2000              6,190,000      8,801,332
Inco Ltd.+                                           15.750%        07/15/2006                996,000      2,474,820
IPC Magazines                                         0.000%        03/15/2008             11,000,000     10,467,765
Northern Rock Building Society+                       9.375%        10/17/2021             10,665,000     23,191,296
P & O Steam Navigation+                              11.500%        07/03/2014              6,150,000     14,707,368
Republic of Argentina                                11.500%        08/14/2001              3,950,000      6,759,388
Slough Estates                                        7.125%        02/17/2010              5,100,000      8,654,938
Smithkline Beecham Corp.+                             8.125%        11/25/1998              3,730,000      6,230,349
Stagecoach Holdings PLC                               7.625%        10/31/2007              8,490,000     14,387,291
UK Gilt Stock                                         9.500%        10/25/2004              4,675,000      9,143,943
UK Gilt Stock                                         9.500%        04/18/2005              8,200,000     16,222,532
UK Treasury                                           7.750%        09/08/2006              3,750,000      6,961,032
UK Treasury                                           8.500%        07/16/2007              3,400,000      6,676,748
United Mexican States                                 8.750%        05/30/2002              6,100,000      9,827,512
                                                                                                       -------------
                                                                                                         214,818,410
                                                                                                       -------------

Yankee Bonds -- 3.7%
Asia Pulp and Paper Global Financial                 11.750%        10/01/2005              4,600,000      4,048,000
Gruma SA 144A Notes                                   7.625%        10/15/2007                925,000        879,213
Jamaica Government 144A Notes                         9.625%        07/02/2002              4,900,000      4,753,000
Lithuania Government 144A Notes                       7.125%        07/22/2002              3,650,000      3,531,375
Republic of Argentina(b)                              9.150%        11/30/2002             20,700,000     20,751,750
Republic of Lithuania Regs Notes                      7.125%        07/22/2002              1,200,000      1,161,000
Republic of Panama                                    7.875%        02/13/2002             15,680,000     15,342,880
                                                                                                       -------------
                                                                                                          50,467,218
                                                                                                       -------------

Total Government/Other (Cost $1,170,286,333)                                                           1,140,570,188
                                                                                                       -------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                              Rate           Maturity              Value (a)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 6.2%

Treasury Bonds -- 2.8%
U.S. Treasury Bond+                                   8.125%        08/15/2019              4,045,000  $   5,220,558
U.S. Treasury Bond                                    6.625%        02/15/2027             28,725,000     32,436,845
                                                                                                       -------------
                                                                                                          37,657,403
                                                                                                       -------------
Treasury Notes -- 3.4%
U.S. Treasury Inflation Index Note                    3.375%        01/15/2007             12,400,000     12,331,822
U.S. Treasury Note                                    6.625%        04/30/2002              3,550,000      3,680,356
U.S. Treasury Note+                                   6.500%        08/15/2005             26,360,000     27,817,972
U.S. Treasury Note++                                  6.625%        06/30/2001              2,700,000      2,778,894
                                                                                                       -------------
                                                                                                          46,609,044
                                                                                                       -------------

Total U.S. Treasury Obligations (Cost $83,702,181)                                                        84,266,447
                                                                                                       -------------

TOTAL BONDS AND NOTES (COST $1,261,659,011)                                                            1,232,546,701
                                                                                                       -------------

Security                                                                                 Shares             Value
--------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.4%
Sumitomo Bank Step Up 144A                                                             6,200,000           6,184,500
                                                                                                       -------------

TOTAL PREFERRED STOCKS (COST $6,348,725)                                                                   6,184,500
                                                                                                       -------------

                                                                                        Contract         Value
Security                                                                                Size (c)       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Purchased Options -- 0.6%
JPY Put/NZD Call, Strike Price 73.50, 4/6/99                                               46,365,000        572,469
JPY Put/USD Call, Strike Price 145.00, 5/19/99                                             26,800,000        573,520
JPY Put, Strike Price 145.00, 11/16/98                                                     26,900,000        414,260
USD Put/DEM Call, Strike Price 1.70, 5/21/99                                               26,775,000        203,490
USD Put/DEM Call, Strike Price 1.78, 8/4/98                                                26,525,000         95,490
UST 5.625% Call, Strike Price 101.39, 7/9/98                                                  115,000          3,594
UST 6.125% Call, Strike Price 105.0156, 7/9/98                                                345,000         13,477
UST 6.125% Call, Strike Price 109.516, 11/9/98                                                267,500        363,633
DEM 6.00% Call, Strike Price 106.78, 5/12/99                                               47,340,000        396,425
DBR 6.00% Call, Strike Price 108.10, 8/27/98                                               22,100,000         97,793
BTP 6.75% Put, Strike Price 105.49, 2/3/00                                              7,095,000,000         21,285
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                              8,735,000,000         52,410
DBR 5.625% Call, Strike Price 103.30, 11/27/98                                             22,100,000        233,464
JGB 2.00% Put, Strike Price 99.00, 1/25/99                                              2,975,000,000        119,000
Fujibank 9.87% Call, Strike Price 6.37, 2/26/99                                                67,500        209,250
BTP 6.75% Put, Strike Price 105.29, 1/1/07                                              7,095,000,000         21,285

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                        Contract               Value
Security                                                                                Size (c)             (Note 1A)
--------------------------------------------------------------------------------------------------------------------------

BTP 6.75% Put, Strike Price 105.29, 7/1/07                                              7,095,000,000    $          21,285
BTP 6.75% Put, Strike Price 105.29, 7/1/07                                              7,095,000,000               21,285
BTP 6.75% Put, Strike Price 105.49, 2/3/00                                              7,095,000,000               21,285
BTP Put, Strike Price 105.49, 2/3/00                                                    7,095,000,000               21,285
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                              8,735,000,000               52,410
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                              8,735,000,000               52,410
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                              8,735,000,000               52,410
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                              8,735,000,000               52,410
JPY Put/USD Call, Strike Price 155.00, 6/15/99                                             31,950,000              523,980
JPY Put/USD Call, Strike Price 150.00, 6/9/99                                              13,500,000              207,900
JPY Put/USD Call, Strike Price 145.00, 12/7/98                                             38,000,000              547,200
UST 5.625% Call, Strike Price 103.906, 11/20/98                                               134,000               50,250
UST 5.625% Call, Strike Price 104.859, 12/18/98                                               134,000               33,500
DBR 6.00% Call, Strike Price 108.445, 12/10/98                                             38,500,000              138,677
DBR 6.00% Call, Strike Price 109.81, 12/14/98                                              39,700,000               68,721
DBR 5.625% Call, Strike Price 104.35, 12/1/98                                              23,850,000              188,630
JGB 2.60% Call, Strike Price 108.516, 11/27/98                                          3,700,000,000              240,500
JGB 2.60% Call, Strike Price 109.811, 12/3/98                                           1,680,500,000               87,386
JGB 3.00% Put, Strike Price 110.00, 6/2/99                                              5,586,500,000              988,811
JGB 3.00% Put, Strike Price 111.40, 12/2/98                                             5,576,000,000              791,792
                                                                                                         -----------------

TOTAL PURCHASED OPTIONS (COST $10,029,829)                                                                       7,552,972
                                                                                                         -----------------

SHORT-TERM INVESTMENTS -- 3.3%

U.S. Government Agency -- 1.2%
FHLMC Discount Note                                   5.470%        07/09/1998             12,000,000           11,985,240
FNMA Discount Note                                    5.600%        07/27/1998              4,100,000            4,083,559
                                                                                                         -----------------
                                                                                                                16,068,799
                                                                                                         -----------------

Commercial Paper -- 0.3%
Ford Motor Credit Corp.                               6.000%        07/02/1998              4,000,000            3,998,000
                                                                                                         -----------------

Repurchase Agreements -- 1.8%
Prudential Bache Repurchase Agreement, dated 6/30/98, due 7/01/98, with a maturity value of $25,101,326 and an effective yield of 5.32%, collateralized by
U.S. Government Agency Obligations with rates ranging from 6.70% to 7.93%, maturity dates ranging from 1/05/07 to 2/01/19, and with an aggregate market value
of $25,600,471.                                                                                                 25,097,617
                                                                                                         -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $45,165,197)                                                                 45,164,416
                                                                                                         -----------------

TOTAL INVESTMENTS-- 95.7%(COST $1,323,202,762)                                                           $   1,291,448,589

Other Assets, Less Liabilities-- 4.3%                                                                           57,382,253
                                                                                                         -----------------

NET ASSETS-- 100%                                                                                        $   1,348,830,842
                                                                                                         =================

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

144A- Securities exempt from registration under Rule 144A of the Securities Act of 1933.
  These securities may be resold in transactions exempt from registration. FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
IBRD - International Bank for Reconstruction and Development
BTP - British Pound
DBR - Deutsche Bundes Republik
DEM - German Deutsche Mark
JGB - Japanese Government Bond
JPY - Japanese Yen
NZD - New Zealand Dollar
OKB - Oesterreich Kontrollbank Bank
USD - United States Dollar
UST - United States Treasury
(a) Par value denominated in local currency.
(b) Variable Rate Security; rate indicated is as of 6/30/98.
(c) Contract size denominated in local currency.
+   Denotes all or part of security pledged as a margin deposit (Note 6).
++ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      E. Foreign currency transactions

      Investment security valuations, other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. Distributions to shareholders

      Distributions to shareholders are recorded on the ex-dividend date. Distributions in excess of net realized gain on investments, written options, and foreign currency arise because of certain timing differences. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for options, futures and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in-capital, undistributed net investment income and accumulated net realized gain (loss).

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish International Management Company, L.P. ("SIMCO") for overall investment advisory and administrative services, and, general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of SIMCO.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six month period ended June 30, 1998 were as follows:

                                                                  Purchases             Sales
                                                             ------------------  -------------------
      U.S. Government Securities...........................  $      203,863,549  $       278,821,212
                                                             ==================  ===================
      Investments (non-U.S. Government Securities).........  $    1,072,098,950  $       806.635,226
                                                             ==================  ===================

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                Six Months Ended
                                                                 June 30, 1998           Year Ended
                                                                  (Unaudited)        December 31, 1997
                                                              --------------------  -------------------
      Shares sold............................................     13,080,682             16,174,061
      Shares issued to shareholders in payment of
         distributions declared..............................      1,262,606              4,756,614
      Shares redeemed........................................     (7,503,293)            (5,647,545)
                                                                  ----------           ------------
      Net increase...........................................      6,839,995             15,283,130
                                                                  ==========           ============

      At June 30, 1998, two shareholders were record owners of approximately 12% and 11% respectively of the total outstanding shares of the Fund.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost.......................................................   $1,323,202,762
                                                                              ==============

      Gross unrealized appreciation........................................       21,060,653
      Gross unrealized depreciation........................................      (52,814,826)
                                                                              --------------
      Net unrealized appreciation (depreciation)...........................   $  (31,754,173)
                                                                              ==============

(6)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, the instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which is included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the six months ended June 30, 1998, is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------------------------
                                                              Number of Contracts      Premiums
                                                             ----------------------   ------------
      Outstanding, beginning of period.......................               2        $   451,112
      Options written........................................               7          1,663,235
      Options expired........................................              (2)          (451,112)
      Options closed.........................................              (1)          (273,041)
                                                                  -----------        -----------
      Outstanding, end of period.............................               6        $ 1,390,194
                                                                  ===========        ===========

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Written Call Option Transactions
      ------------------------------------------------------------------------------------------
                                                              Number of Contracts      Premiums
                                                             ---------------------   -----------
      Outstanding, beginning of period.......................              3         $  481,566
      Options written........................................              2            221,907
      Options expired........................................             (3)          (481,566)
                                                                  ----------         ----------
      Outstanding, end of period.............................              2         $  221,907
                                                                  ==========         ==========

      Written Cross Currency Option Transactions
      ------------------------------------------------------------------------------------------
                                                             Number of Contracts      Premiums
                                                             ---------------------   -----------
      Outstanding, beginning of period.......................            14         $ 5,631,852
      Options written........................................            11           3,340,693
      Options expired........................................            (5)           (925,292)
      Options closed.........................................           (13)         (5,472,980)
                                                                  ---------         -----------
      Outstanding, end of period.............................             7         $ 2,574,273
                                                                  =========         ===========

      Forward currency exchange contracts

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 1998, the Fund held the following forward foreign currency and cross currency exchange contracts:

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Forward Foreign Currency Exchange Contracts

                                                                                                     U.S.$             U.S.$
                                       Local Principal        Contract         U.S.$ Market     Aggregate Face      Unrealized
      Contracts to Receive                  Amount           Value Date           Value             Amount          Gain/(Loss)
      -------------------------------  ----------------   -----------------   ---------------   ---------------    ------------
      Argentinian Peso                        6,731,000       11/09/98             6,650,530          6,350,000         300,530
      Australian Dollar                     119,015,030    7/31-10/21/98          73,629,534         71,876,191       1,753,343
      Danish Krone                          274,662,170     7/01-8/06/98          39,920,209         40,474,937        (554,728)
      German Deutsche Mark                  118,664,585     7/15-9/18/98          65,822,068         67,706,341      (1,884,273)
      Hong Kong Dollar                      273,465,680   12/29/98-10/14/99       33,952,165         34,231,791        (279,626)
      Irish Punt                                488,569       7/20/98                680,124            712,408         (32,284)
      Japanese Yen                        3,072,850,479       9/28/98             22,482,901         22,511,725         (28,824)
      New Zealand Dollar                     41,400,815   8/13/98-3/11/99         21,381,586         22,697,696      (1,316,110)
      Republic of Korea Won              20,201,600,000       8/03/98             14,276,749         11,349,419       2,927,330
      South African Commercial Rand          40,450,000       10/20/98             6,416,448          7,321,267        (904,819)
                                                                              --------------    ---------------    ------------
      Total                                                                   $  285,212,314    $   285,231,775    $    (19,461)
                                                                              ==============    ===============    ============

                                                                                                     U.S.$             U.S.$
                                       Local Principal        Contract         U.S.$ Market     Aggregate Face      Unrealized
      Contracts to Deliver                  Amount           Value Date           Value             Amount          Gain/(Loss)
      -------------------------------  ----------------   -----------------   ---------------   ---------------    ------------
      Argentinian Peso                     81,173,823     10/06/98-4/06/99        80,254,020         77,454,818      (2,799,202)
      Australian Dollar                   137,746,546      7/31-10/21/98          85,215,293         89,536,989       4,321,696
      Danish Krone                        728,254,929       7/13-9/16/98         105,948,073        106,048,865         100,792
      Finnish Marka                        19,227,600         8/26/98              3,511,493          3,587,239          75,746
      French Franc                        152,925,000         8/11/98             25,281,373         25,919,492         638,119
      German Deutsche Mark                714,967,242       7/09-9/29/98         396,467,658        402,024,219       5,556,561
      Bristish Pound Sterling             128,793,295      7/07-12/10/98         214,253,339        210,506,927      (3,746,412)
      Hong Kong Dollar                    362,428,680     12/29/98-10/14/99       44,669,179         44,850,000         180,821
      Irish Punt                              203,047         7/20/98                282,656            293,187          10,531
      Japanese Yen                     35,152,325,531      7/28-11/27/98         256,782,802        276,678,258      19,895,456
      Netherlands Guilder                  30,000,000         9/25/98             14,798,351         14,858,841          60,490
      New Zealand Dollar                   97,722,794      8/10-12/17/98          50,363,286         53,853,739       3,490,453
      Norwegian Krone                     125,317,789         7/16/98             16,471,945         16,592,234         120,289
      Polish Zlotty                        83,383,197         9/18/98             23,100,184         20,750,000      (2,350,184)
      Republic of Korea Won            20,201,600,000         8/03/98             14,276,749         21,400,000       7,123,251
      South African Commercial Rand       127,294,711      10/20-10/23/98         20,188,059         24,331,258       4,143,199
      Swedish Krona                       663,957,522       7/17-8/31/98          83,221,179         84,998,023       1,776,844
                                                                              --------------   ----------------   -------------
      Total                                                                   $1,435,085,639   $  1,473,684,089   $  38,598,450
                                                                              ==============   ================   =============

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Forward Foreign Cross Currency Exchange Contracts

                                                                                                           U.S.$
                                  U.S.$ Market                            U.S.$ Market     Contract      Unrealized
      Contracts to Deliver           Value          In Exchange For          Value        Value Date    Gain/(Loss)
      -----------------------  ----------------  ----------------------  --------------  ------------  ------------
      German Deutsche Mark            1,686,030      Greek Drachma            1,743,888    4/22/99            57,858
      Irish Punt                      9,374,570      Belgian Franc            9,718,779    7/20/98           344,209
      German Deutsche Mark           12,926,230      Greek Drachma           13,323,020    4/22/99           396,790
      Greek Drachma                   8,200,927   German Deutsche Mark        8,078,894    4/22/99          (122,033)
      Belgian Franc                   9,718,779        Irish Punt             9,242,551    7/20/98          (476,228)
      French Franc                    9,618,623        Irish Punt             9,110,047    7/20/98          (508,576)
      Irish Punt                      9,224,859       French Franc            9,618,623    7/20/98           393,764
      Belgian Franc                   9,718,779        Irish Punt             9,234,087    7/20/98          (484,692)
      Irish Punt                      9,384,724      Belgian Franc            9,718,779    7/20/98           334,055
      German Deutsche Mark           11,240,200      Greek Drachma           11,604,012    4/22/99           363,812
      Australian Dollar              11,961,838    New Zealand Dollar        11,675,502    3/11/99          (286,336)
      New Zealand Dollar             11,940,345    Australian Dollar         11,961,838    3/11/99            21,493
      German Deutsche Mark           19,999,885       Polish Zloty           22,957,234    9/18/98         2,957,349
                                 --------------                           -------------                  -----------
      Total                        $134,995,789                           $ 137,987,254                  $ 2,991,465
                                 ==============                           =============                  ===========

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Futures contracts

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in security prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At June 30, 1998, the Fund held the following open futures contracts:

                                                                                   Underlying
                                                                Expiration       Face/amount at     Unrealized
      Contract                                 Position            Date               value        Gain/(loss)
      ------------------------------------  -------------    ----------------    --------------   -------------
      US 10 Yr. Note (113 Contracts)             Long             9/30/98         $12,864,344        $  69,500
      US Long Bond (CBT) (102 Contracts)         Long             9/30/98          12,606,563           24,437
                                                                                                     ---------
                                                                                                     $  93,937
                                                                                                     =========

      Interest rate swap contracts

      Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts. At June 30, 1998, the Fund held no open interest rate swap contracts.

                                     [LOGO]

                     Standish, Ayer & Wood Investment Trust
                              One Financial Center
                                Boston, MA 02111
                                 (800) 221-4795

                                                                         1011-98